Convertible Preferred Stock and Stockholders' Equity (Deficit) - Summary of Activity for Convertible Preferred Stock Issued and Outstanding (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Increase (Decrease) in Temporary Equity [Roll Forward]
Payment of accrued dividend to Series A convertible preferred stockholders	$ (7,565)	$ 0
Series A Convertible Preferred Stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	$ 17,915	$ 17,058	$ 17,058	$ 16,197	$ 15,341
Beginning balance, shares issued	12,043,108	12,043,108	12,043,108	12,043,108	12,043,108
Accretion of dividends on convertible preferred stock	$ 357		$ 857	$ 861	$ 856
Payment of accrued dividend to Series A convertible preferred stockholders	(7,565)
Conversion of convertible preferred stock to common stock	$ (10,707)
Conversion of convertible preferred stock to common stock (in shares)	(12,043,108)
Ending balance	$ 0		$ 17,915	$ 17,058	$ 16,197
Ending balance, shares issued	0		12,043,108	12,043,108	12,043,108
Series B Convertible Preferred Stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	$ 37,500	$ 37,500	$ 37,500	$ 37,500
Beginning balance, shares issued	6,120,050	6,120,050	6,120,050	6,120,050
Issuance convertible preferred stock					$ 37,380
Issuance of convertible preferred stock, shares					6,120,050
Accretion of dividends on convertible preferred stock	$ 0
Accretion of issuance costs on convertible preferred stock					$ 120
Payment of accrued dividend to Series A convertible preferred stockholders	0
Conversion of convertible preferred stock to common stock	$ (37,500)
Conversion of convertible preferred stock to common stock (in shares)	(6,120,050)
Ending balance	$ 0		$ 37,500	$ 37,500	$ 37,500
Ending balance, shares issued	0		6,120,050	6,120,050	6,120,050